Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	May 10, 2021
C000226939
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 8,943	$ 7,857	$ 7,671	$ 9,770	$ 9,579
C000226937
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 9,418	8,253	8,038	10,212	10,000
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Account Value	$ 9,623	8,469	8,241	10,246	10,000
Bloomberg US Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond Index
Account Value	$ 9,623	$ 8,469	$ 8,241	$ 10,246	$ 10,000